Share Capital - Disclosure of Bonus Shares (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Allocated Bonus Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding share authorized, beginning of period	270,000	270,000
Outstanding share authorized, end of period	270,000	270,000
Unissued Bonus Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding share authorized, beginning of period	364,000	364,000
Outstanding share authorized, end of period	364,000	364,000